Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Preferred Stock [Member] Series G Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series F Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Series G Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series G Preferred Stock [Member]	Additional Paid-in Capital [Member] Series D Preferred Stock [Member]	Additional Paid-in Capital [Member] Series E Preferred Stock [Member]	Additional Paid-in Capital [Member] Series F Preferred Stock [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Retained Earnings [Member] Series G Preferred Stock [Member]	Retained Earnings [Member] Series D Preferred Stock [Member]	Retained Earnings [Member] Series E Preferred Stock [Member]	Retained Earnings [Member] Series F Preferred Stock [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Parent [Member] Series G Preferred Stock [Member]	Parent [Member] Series D Preferred Stock [Member]	Parent [Member] Series E Preferred Stock [Member]	Parent [Member] Series F Preferred Stock [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Series B Preferred Stock [Member]	Total	Series G Preferred Stock [Member]	Series D Preferred Stock [Member]	Series E Preferred Stock [Member]	Series F Preferred Stock [Member]	Series B Preferred Stock [Member]
Beginning balance, value at Dec. 31, 2021	$ 15,461					$ 126,221		$ 973,582					$ (6,791)	$ 149,505					$ (17,175)	$ 1,240,803					$ 50,988		$ 1,291,791
Beginning balance at Dec. 31, 2021													678,173
Net income														204,234						204,234					4,232		208,466
Issuance of Common Shares	0					23,167		20,674					0	0					0	43,841					0		43,841
Partial redemption of Class B preferred shares of subsidiary		$ (459)					$ 1,531		$ (1,072)												$ 0				(2,500)		(2,500)	$ 0
Sale of Common Shares			$ 0	$ 2	$ 6					$ 1	$ 50	$ 133										$ 1	$ 52	$ 139					$ 1	$ 52	$ 139
Cash dividends paid														(7,289)						(7,289)							(7,289)
Dividends paid on preferred shares															$ (31)	$ (7,694)	$ (10,975)	$ (16,024)			$ (31)	(7,694)	(10,975)	(16,024)		$ (1,698)		$ (31)	(7,694)	(10,975)	(16,024)	$ (1,698)
Other comprehensive income/ (loss)																			24,840	24,840							24,840
Ending balance, value at Dec. 31, 2022	15,010					150,919		993,368					$ (6,791)	311,726					7,665	1,471,897					51,022		1,522,919
Ending balance at Dec. 31, 2022													678,173
Net income														300,182						300,182					4,902		305,084
Partial redemption of Class B preferred shares of subsidiary																									(20,388)		(20,388)
Redemption of Series D preferred shares	(3,517)					0		(81,154)					0	(3,256)					0	(87,927)					0		(87,927)
Cash dividends paid														(29,508)						(29,508)							(29,508)
Dividends paid on preferred shares																$ (3,907)	(10,976)	(16,024)				$ (3,907)	(10,976)	(16,024)		$ (1,446)			$ (3,907)	(10,976)	(16,024)	$ (1,446)
Other comprehensive income/ (loss)																			(5,180)	(5,180)							(5,180)
Ending balance, value at Dec. 31, 2023	11,493					150,919		912,214					$ (6,791)	548,237					2,485	1,618,557					34,090		1,652,647
Ending balance at Dec. 31, 2023													678,173
Net income														176,231						176,231					5,399		181,630
Issuance and forfeiture of restricted shares 622,000						622		(622)
Cash dividends paid														(44,817)						(44,817)							(44,817)
Dividends paid on preferred shares																	$ (10,976)	$ (16,024)					$ (10,976)	$ (16,024)						$ (10,976)	$ (16,024)
Stock based compensation expense								8,126												8,126							8,126
Other comprehensive income/ (loss)																			(3,389)	(3,389)							(3,389)
Ending balance, value at Dec. 31, 2024	$ 11,493					$ 151,541		$ 919,718					$ (6,791)	$ 652,651					$ (904)	$ 1,727,708					$ 39,489		$ 1,767,197
Ending balance at Dec. 31, 2024													678,173